Supplemental Oil and Gas Information (Unaudited) (Details Textual)	12 Months Ended
	Dec. 31, 2012 BBcfe	Dec. 31, 2011 BBcfe	Dec. 31, 2010 BBcfe
Supplemental Oil and Gas Information (Unaudited) (Textual) [Abstract]
Percent of discount factor to proved reserves	10.00%
Estimated proved reserves prepared by independent reserve engineers	98.00%
Multiple acquisitions	162.6
Multiple acquisitions by Goodrich Acquisition/Carthage Properties	148.9	277.7
Multiple acquisitions by predecessor		335.0	90.1
Forest Oil properties			47.0
Maximum effective rate of Texas franchise tax	0.70%